ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and employee benefits	¥ 201,657		¥ 194,862
Refund liability	147,210		71,843
Recharge card	76,060		10,970
Professional service fee	41,276		30,165
VAT and other tax payables	18,513		9,535
Payable for advertisement	18,231		23,287
Guarantee liability	9,744		5,808
Rental fee	7,414		11,153
Others	43,498		34,281
Total	¥ 563,603	$ 88,442	¥ 391,904